Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended
		Jul. 26, 2021	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000244087
Account Value [Line Items]
Line Graph and Table Measure Name				CCM Affordable Housing MBS ETF
Accumulated Value		$ 10,000	$ 9,078		$ 8,953	$ 9,098	$ 9,638	$ 10,134
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	8,898		8,815	9,047	9,597	9,960
Bloomberg U.S. Mortgage Backed Securities Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Mortgage Backed Securities Index (USD)
Accumulated Value		$ 10,000	$ 9,057		$ 8,919	$ 9,108	$ 9,701	$ 10,207

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.